Income taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)
Deferred tax assets:
Net operating loss carry-forward	28,473	37,530
Write-off of inventory	26,470	24,413
Provision for allowance of doubtful accounts	202	819
Advertising fees	1,522	1,562
Other deductible expenses	2,795	339
Total deferred tax assets	59,462	64,663
Valuation allowance on deferred tax assets	(59,462)	(64,663)
Net deferred income tax	-	-

Schedule of reconciliations of differences between PRC statutory income tax rate and effective tax rate

	Year Ended March 31,
	2018	2019	2020
	%	%	%
Statutory income tax rate	25	25	25
Expenses not deductible for tax purposes	(5)	(6)	(6)
Change in valuation allowance	(40)	(15)	(11)
Tax effect relating to forgiveness of payables(1)	-	(17)	-
Effect of tax rate in different tax jurisdictions	-	-	(23)
Effect of tax-free interest income	-	-	4
Others	(2)	(1)	1
Effective tax rate	(22)	(14)	(10)

(1)	Represents tax effect relating to waived payables due to Hangzhou Ruhnn. Forgiveness of payables is treated as taxable income under PRC tax regulations.